Average Annual Total Returns - Institutional Shares	12 Months Ended	38 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	4.79%
Performance Inception Date		Nov. 03, 2022